UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
Pennsylvania (98.5%)
1 Abington PA School Dist. TOB VRDO	0.300%	9/8/10 LOC	14,925	14,925
Allegheny County PA GO VRDO	0.290%	9/8/10 LOC	37,295	37,295
Allegheny County PA GO VRDO	0.290%	9/8/10 LOC	14,455	14,455
Allegheny County PA Higher Educ. Building
Auth. Univ. Rev. (Carnegie Mellon Univ.)
VRDO	0.250%	9/1/10	96,555	96,555
Allegheny County PA Higher Educ. Building
Auth. Univ. Rev. (Point Park Univ.) VRDO	0.290%	9/8/10 LOC	15,300	15,300
1 Allegheny County PA Hosp. Dev. Auth. (Univ.
Pittsburgh Medical Center) TOB VRDO	0.300%	9/8/10	106,795	106,795
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) VRDO	0.230%	9/8/10 LOC	24,000	24,000
Allegheny County PA Hosp. Dev. Auth. Rev.
(West Penn Allegheny Health System)	9.250%	11/15/10 (Prere.)	31,700	32,902
Allegheny County PA IDA Health Care Rev.
(Vincentian Collaborative) VRDO	0.290%	9/8/10 LOC	7,725	7,725
Allegheny County PA IDA Rev. (Western PA
School for Blind Children) PUT	0.700%	7/1/11	14,500	14,500
Beaver County PA IDA PCR (BASF
Corporation) VRDO	0.440%	9/8/10	8,300	8,300
Beaver County PA IDA PCR (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.250%	9/1/10 LOC	6,700	6,700
Beaver County PA IDA PCR (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.280%	9/8/10 LOC	55,500	55,500
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.280%	9/8/10 LOC	60,500	60,500
Beaver County PA IDA PCR (Met Edison Co.)
VRDO	0.290%	9/8/10 LOC	10,000	10,000
Beaver County PA IDA PCR (Pennsylvania
Electric Co. Project) VRDO	0.360%	9/8/10 LOC	9,000	9,000
Berks County PA IDA (Kutztown Univ.) VRDO	0.290%	9/8/10 LOC	13,555	13,555
Berks County PA Muni Auth. Incremental Draw
Rev. (Albright College) VRDO	0.290%	9/8/10 LOC	25,500	25,500
Berks County PA Muni Auth. Rev. (Reading
Hosp. & Medical Center) PUT	0.500%	1/13/11	10,650	10,650
1 Berks County PA Muni Auth. Rev. (Reading
Hosp. & Medical Center) TOB VRDO	0.300%	9/8/10	100,090	100,090
1 Berks County PA Municipal Auth. Rev. (Reading
Hosp. & Medical Center) TOB VRDO	0.310%	9/8/10	9,750	9,750
Berks County PA Municipal Auth. Rev. (Reading
Hosp. & Medical Center) VRDO	0.290%	9/8/10	16,400	16,400
1 Bethlehem PA Area School Dist. GO TOB
VRDO	0.290%	9/8/10 LOC	6,995	6,995
Bucks County PA IDA Hospital Rev. (Grand
View Hosp.) VRDO	0.250%	9/8/10 LOC	37,960	37,960
Butler County PA General Auth. Rev. (Hampton
Township) VRDO	0.340%	9/8/10 (4)	20,910	20,910
Butler County PA General Auth. Rev. (Hampton
Township) VRDO	0.340%	9/8/10 (4)	7,065	7,065

Cambria County PA IDA Rev. (American
National Red Cross) VRDO	0.300%	9/8/10 LOC	15,045	15,045
Chambersburg PA Auth. Rev. (Wilson College
Project) VRDO	0.310%	9/8/10 LOC	31,180	31,180
Chester County PA IDA Rev. (Archdiocese of
Philadelphia) VRDO	0.260%	9/1/10 LOC	200	200
1 Chester County PA IDA Water Fac. Rev. (Aqua
Pennsylvania, Inc. Project) TOB VRDO	0.350%	9/8/10 (13)	15,935	15,935
Cumberland County PA Muni. Auth. College
Rev. (Dickinson College)	5.500%	11/1/10 (Prere.)	5,480	5,527
Dallastown PA Area School Dist. VRDO	0.320%	9/8/10 (4)	6,700	6,700
Dauphin County PA General Auth. Hosp. Rev.
(Reading Hosp. & Medical Center) VRDO	0.270%	9/8/10	7,000	7,000
Delaware County PA Auth. Rev. (Haverford
College) VRDO	0.270%	9/8/10	29,545	29,545
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital
Corp.) VRDO	0.270%	9/8/10	7,500	7,500
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital
Corp.) VRDO	0.270%	9/8/10	44,100	44,100
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital
Corp.) VRDO	0.270%	9/8/10	3,995	3,995
1 Delaware County PA IDA Rev. (Aqua PA Inc.)
TOB VRDO	0.350%	9/8/10 (13)	4,000	4,000
Delaware County PA IDA Rev. (Resource
Recovery) VRDO	0.270%	9/8/10	17,250	17,250
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.320%	9/8/10	14,900	14,900
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.320%	9/8/10	17,000	17,000
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.320%	9/8/10	21,675	21,675
Delaware River Port Auth. Pennsylvania & New
Jersey Rev. VRDO	0.250%	9/8/10 LOC	8,500	8,500
Delaware River Port Auth. Pennsylvania & New
Jersey Rev. VRDO	0.260%	9/8/10 LOC	10,000	10,000
1 Downingtown PA Area School Dist. GO TOB
VRDO	0.290%	9/8/10	8,800	8,800
Emmaus PA General Auth. Rev. VRDO	0.280%	9/8/10 LOC	4,000	4,000
Emmaus PA General Auth. Rev. VRDO	0.280%	9/8/10 LOC	4,800	4,800
Emmaus PA General Auth. Rev. VRDO	0.280%	9/8/10 LOC	2,200	2,200
Emmaus PA General Auth. Rev. VRDO	0.280%	9/8/10 LOC	1,200	1,200
Emmaus PA General Auth. Rev. VRDO	0.280%	9/8/10 LOC	9,600	9,600
Emmaus PA General Auth. Rev. VRDO	0.280%	9/8/10 LOC	13,600	13,600
Emmaus PA General Auth. Rev. VRDO	0.280%	9/8/10 LOC	5,485	5,485
Emmaus PA General Auth. Rev. VRDO	0.280%	9/8/10 LOC	4,300	4,300
Emmaus PA General Auth. Rev. VRDO	0.370%	9/8/10 LOC	79,200	79,200
Erie County PA Hosp. Auth. Rev. (Hamot Health
Foundation) VRDO	0.250%	9/1/10 LOC	8,010	8,010
Fayette County PA Hosp. Auth. Rev. (Fayette
Regional Health System) VRDO	0.260%	9/8/10 LOC	14,500	14,500
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.220%	9/1/10	13,900	13,900

Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.220%	9/1/10	4,900	4,900
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.250%	9/1/10	9,315	9,315
1 Geisinger Health System Auth. of Pennsylvania
Rev. TOB VRDO	0.300%	9/8/10	11,250	11,250
1 Geisinger Health System Auth. of Pennsylvania
Rev. TOB VRDO	0.300%	9/8/10	5,225	5,225
Haverford Township PA School Dist. VRDO	0.300%	9/8/10 LOC	5,000	5,000
Lancaster County PA Convention Center Auth.
Rev. (Hotel Room) VRDO	0.290%	9/8/10 LOC	39,695	39,695
Lancaster County PA Hosp. Auth. Health
System Rev. (Lancaster General Hosp.)
VRDO	0.290%	9/1/10 LOC	800	800
1 Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	0.290%	9/8/10 LOC	4,820	4,820
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network) VRDO	0.250%	9/1/10 LOC	15,060	15,060
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Muhlenberg College) VRDO	0.310%	9/8/10 LOC	17,330	17,330
Lower Merion PA School Dist. GO VRDO	0.280%	9/8/10 LOC	11,960	11,960
Lower Merion PA School Dist. GO VRDO	0.280%	9/8/10 LOC	6,500	6,500
1 Luzerne County PA IDA (Water Fac.) TOB
VRDO	0.360%	9/8/10 (13)	5,000	5,000
Manheim Township PA School Dist. VRDO	0.300%	9/8/10 (4)	11,845	11,845
Montgomery County PA IDA Rev. (Friends'
Central School Project) VRDO	0.290%	9/8/10 LOC	2,615	2,615
1 Montgomery County PA IDA Rev. (New
Regional Medical Center) TOB VRDO	0.310%	9/8/10	11,850	11,850
Montgomery County PA IDA Rev. (The Shipley
School) VRDO	0.290%	9/8/10 LOC	14,500	14,500
Moon IDA PA (Providence Point Project) VRDO	0.300%	9/8/10 LOC	29,970	29,970
North Wales PA Water Auth.	1.000%	11/1/10	2,645	2,647
1 Northampton County PA General Purpose Auth.
Univ. Rev. (Lafayette College) TOB PUT	0.450%	12/9/10	17,610	17,610
Northampton County PA General Purpose Auth.
Univ. Rev. (Lafayette College) VRDO	0.270%	9/8/10	18,690	18,690
Northampton County PA General Purpose Auth.
Univ. Rev. (Lafayette College) VRDO	0.300%	9/8/10	4,880	4,880
1 Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) TOB VRDO	0.300%	9/8/10 LOC	21,370	21,370
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	0.250%	9/8/10	11,480	11,480
Northampton County PA Higher Educ. Auth.
Rev. (Lehigh Univ.) VRDO	0.250%	9/8/10	6,200	6,200
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.550%	9/8/10 LOC	25,000	25,000
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PPL Energy Supply) CP	0.450%	9/1/10 LOC	7,000	7,000
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PPL Energy Supply) CP	0.620%	9/1/10 LOC	51,270	51,270
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PSEG Power) VRDO	0.290%	9/8/10 LOC	28,000	28,000
1 Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Wenger's Feed Mill) VRDO	0.510%	9/8/10 LOC	5,670	5,670

Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Wenger's Feed Mill) VRDO	0.510%	9/8/10 LOC	5,190	5,190
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (York Water Co. Project) VRDO	0.330%	9/8/10 LOC	5,000	5,000
1 Pennsylvania Econ. Dev. Financing Auth. Water
Fac. Rev. TOB VRDO	0.310%	9/8/10 (13)	9,900	9,900
Pennsylvania GO	5.000%	9/15/10	9,580	9,597
Pennsylvania GO	5.000%	10/1/10	6,000	6,023
Pennsylvania GO	5.000%	10/1/10	22,485	22,572
Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,200	11,376
Pennsylvania GO	5.250%	2/1/11	3,300	3,367
Pennsylvania GO	2.000%	2/15/11	8,045	8,108
Pennsylvania GO	5.000%	3/1/11	14,735	15,071
Pennsylvania GO	2.000%	5/1/11	37,905	38,330
1 Pennsylvania GO TOB VRDO	0.300%	9/8/10	19,320	19,320
1 Pennsylvania GO TOB VRDO	0.300%	9/8/10	11,505	11,505
Pennsylvania Higher Educ. Fac. Auth. Rev.	2.000%	6/15/11	4,645	4,703
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College) PUT	0.380%	2/2/11	12,000	12,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	0.250%	9/1/10 LOC	29,825	29,825
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Gwynedd Mercy College) VRDO	0.270%	9/8/10 LOC	10,950	10,950
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Kings College) VRDO	0.290%	9/8/10 LOC	5,765	5,765
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.) VRDO	0.270%	9/8/10 LOC	8,045	8,045
1 Pennsylvania Higher Educ. Fac. Auth. Rev.
(Trustees of the Univ. of Pennsylvania) TOB
VRDO	0.300%	9/8/10	6,060	6,060
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/11 (Prere.)	5,000	5,152
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/11 (Prere.)	22,700	23,398
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/11 (Prere.)	3,120	3,218
Pennsylvania Higher Educ. Fac. Auth. Rev.
VRDO	0.300%	9/8/10 LOC	40,420	40,420
1 Pennsylvania Housing and Finance Agency
TOB VRDO	0.360%	9/8/10	4,940	4,940
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.270%	9/8/10 LOC	5,320	5,320
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.290%	9/8/10 LOC	8,850	8,850
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.290%	9/8/10 LOC	10,000	10,000
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.290%	9/8/10 LOC	23,995	23,995
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.290%	9/8/10 LOC	15,420	15,420
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.290%	9/8/10 LOC	11,700	11,700
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.300%	9/8/10 LOC	18,515	18,515
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.350%	9/8/10	30,000	30,000
Pennsylvania Housing Finance Agency Rev.
VRDO	0.310%	9/8/10	11,715	11,715

Pennsylvania Housing Finance Agency Rev.
VRDO	0.350%	9/8/10	14,975	14,975
Pennsylvania Housing Finance Agency Rev.
VRDO	0.350%	9/8/10	22,715	22,715
Pennsylvania Housing Finance Agency Rev.
VRDO	0.350%	9/8/10	10,020	10,020
1 Pennsylvania Intergovernmental Cooperation
Auth. Rev. TOB VRDO	0.300%	9/8/10	5,050	5,050
Pennsylvania State Univ. Rev. PUT	0.400%	6/1/11	23,400	23,400
1 Pennsylvania State Univ. Rev. TOB VRDO	0.290%	9/8/10 LOC	48,970	48,970
1 Pennsylvania State Univ. Rev. TOB VRDO	0.300%	9/8/10	6,095	6,095
1 Pennsylvania State Univ. Rev. TOB VRDO	0.300%	9/8/10	5,500	5,500
1 Pennsylvania State Univ. Rev. TOB VRDO	0.310%	9/8/10	3,280	3,280
Pennsylvania State Univ. Rev. VRDO	0.250%	9/8/10	16,550	16,550
Pennsylvania Turnpike Comm. Registration Fee
Rev. VRDO	0.300%	9/8/10 (4)	10,000	10,000
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	0.400%	9/8/10 (12)	4,325	4,325
1 Philadelphia PA Airport Rev. TOB VRDO	0.500%	9/8/10 (4)	7,000	7,000
Philadelphia PA Airport Rev. VRDO	0.280%	9/8/10 LOC	67,140	67,140
Philadelphia PA Auth. IDR (Girard Estate
Aramark Project) VRDO	0.260%	9/8/10 LOC	11,250	11,250
Philadelphia PA Auth. IDR (Girard Estate
Aramark Project) VRDO	0.270%	9/8/10 LOC	10,750	10,750
Philadelphia PA Auth. IDR (Greater Philadelphia
Health Action Project) VRDO	0.450%	9/8/10 LOC	8,990	8,990
Philadelphia PA Auth. IDR (Inglis House Project)
VRDO	0.290%	9/8/10	10,500	10,500
Philadelphia PA Gas Works Rev.	5.250%	8/1/11 (4)(Prere.)	8,000	8,363
Philadelphia PA Gas Works Rev. VRDO	0.270%	9/8/10 LOC	21,100	21,100
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	7,460	7,656
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	4,775	4,899
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	9,155	9,390
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	2,135	2,190
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.250%	9/1/10	7,300	7,300
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.250%	9/1/10	4,600	4,600
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.250%	9/1/10	17,610	17,610
1 Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Wills Eye Hosp.) VRDO	0.260%	9/8/10 LOC	11,115	11,115
1 Philadelphia PA IDA Rev. (Fox Chase Cancer
Center) TOB VRDO	0.300%	9/8/10 LOC	22,800	22,800
Philadelphia PA IDA Rev. (William Penn
Charter) VRDO	0.290%	9/8/10 LOC	4,800	4,800
Philadelphia PA IDA Rev. VRDO	0.260%	9/8/10 LOC	68,400	68,400
Philadelphia PA School Dist. GO	5.750%	2/1/11 (Prere.)	7,420	7,583
Philadelphia PA School Dist. GO	5.750%	2/1/11 (Prere.)	6,415	6,556
Philadelphia PA School Dist. VRDO	0.250%	9/8/10 LOC	43,100	43,100
Philadelphia PA School Dist. VRDO	0.290%	9/8/10 LOC	6,400	6,400
1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	0.290%	9/8/10 (4)	6,500	6,500
1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	0.310%	9/8/10 (13)	45,210	45,210

Philadelphia PA Water & Waste Water Rev.
VRDO	0.280%	9/8/10 LOC	9,630	9,630
Ridley PA School Dist. VRDO	0.300%	9/8/10 LOC	5,845	5,845
South Fork PA Hosp. Auth. Rev. (Conemaugh
Valley Hosp.) VRDO	0.310%	9/8/10 LOC	25,275	25,275
1 Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) TOB VRDO	0.310%	9/8/10	9,970	9,970
Southeastern Pennsylvania Transp. Auth. Rev.
VRDO	0.260%	9/8/10 LOC	13,400	13,400
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	0.320%	9/8/10	24,200	24,200
State Public School Building Auth. Pennsylvania
College Rev. (North Allegheny School Dist.)
VRDO	0.280%	9/8/10	18,140	18,140
State Public School Building Auth. Pennsylvania
School Rev. (Harrisburg Project) VRDO	0.290%	9/8/10 LOC	24,855	24,855
Temple Univ. of the Commonwealth System of
Higher Educ. Pennsylvania Univ. Funding
Obligation	1.500%	4/6/11	60,000	60,384
Union County PA Higher Educ. Auth. Rev.
(Bucknell Univ.) VRDO	0.220%	9/8/10	5,265	5,265
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania Asset
Notes	2.000%	5/31/11	25,000	25,285
Univ. of Pittsburgh PA Rev. CP	0.320%	9/9/10	7,250	7,250
1 Univ. of Pittsburgh PA TOB VRDO	0.300%	9/8/10	6,660	6,660
1 Univ. of Pittsburgh PA TOB VRDO	0.310%	9/8/10	6,665	6,665
Upper St. Claire PA VRDO	0.300%	9/8/10 (4)	25,030	25,030
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.) VRDO	0.290%	9/8/10 LOC	9,460	9,460
Wilkes-Barre PA Finance Auth. Rev. (King
College Project) VRDO	0.290%	9/8/10 LOC	10,455	10,455
York County PA IDA (Crescent Industries Inc.)
VRDO	0.390%	9/8/10 LOC	4,535	4,535
				2,940,162
Puerto Rico (2.2%)
1 Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories)
PUT	0.950%	3/1/11	8,280	8,280
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.280%	9/8/10	6,400	6,400
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.290%	9/8/10 LOC	4,275	4,275
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.350%	9/8/10	45,900	45,900
				64,855
Total Tax-Exempt Municipal Bonds (Cost $3,005,017)				3,005,017
Other Assets and Liabilities-Net (-0.7%)				(20,930)
Net Assets (100%)				2,984,087

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $680,805,000, representing 22.8% of net assets.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Pennsylvania Tax-Exempt Money Market Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Pennsylvania (96.8%)
Abington PA School Dist. GO	5.000%	4/1/32 (4)	6,495	6,824
Allegheny County PA GO	5.250%	5/1/11 (3)(Prere.)	3,000	3,100
Allegheny County PA GO	5.500%	5/1/11 (3)(Prere.)	445	460
Allegheny County PA GO	5.750%	5/1/11 (3)(Prere.)	730	756
Allegheny County PA GO	5.750%	11/1/11 (14)	995	1,028
Allegheny County PA GO	5.375%	11/1/12 (14)(Prere.)	3,725	4,108
Allegheny County PA GO	5.375%	11/1/12 (14)(Prere.)	2,880	3,176
Allegheny County PA GO	5.375%	11/1/12 (14)(Prere.)	2,000	2,206
Allegheny County PA GO	5.375%	11/1/12 (14)(Prere.)	2,645	2,917
Allegheny County PA GO	5.500%	11/1/14 (14)	605	622
Allegheny County PA GO	5.375%	11/1/16 (14)	4,100	4,424
Allegheny County PA GO	5.375%	11/1/17 (14)	3,600	3,876
Allegheny County PA GO	5.000%	11/1/29	5,000	5,448
Allegheny County PA GO	5.000%	11/1/32 (4)	3,500	3,718
Allegheny County PA Higher Educ. Building
Auth. (Carnegie Mellon Univ.)	5.125%	3/1/32	3,000	3,136
Allegheny County PA Hosp. Dev. Auth. Rev.
(Magee Women's Hosp.)	6.000%	10/1/10 (14)	1,495	1,502
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	6.000%	7/1/23 (14)	5,745	7,039
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	6.000%	7/1/26 (14)	4,625	5,586
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	6.000%	7/1/27 (14)	9,325	11,260
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/13	2,000	2,204
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/14	1,500	1,691
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	9/1/14	25,000	28,339
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/15	2,000	2,282
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/18	7,000	7,539
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.375%	8/15/29	4,000	4,222
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.625%	8/15/39	10,800	11,338
Allegheny County PA Port Auth. Rev.	5.375%	3/1/12 (14)	4,965	5,128
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14 (14)	2,355	2,424
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16 (14)	1,500	1,543
Allegheny County PA Port Auth. Rev.	5.500%	3/1/17 (14)	2,750	2,829
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.500%	12/1/10 (14)(Prere.)	6,880	7,026
Allegheny County PA Sanitation Auth. Sewer
Rev.	6.000%	12/1/10 (14)	1,500	1,517
Allegheny County PA Sanitation Auth. Sewer
Rev.	6.000%	12/1/11 (14)	1,490	1,518

Allegheny County PA Sanitation Auth. Sewer
Rev.	5.750%	12/1/12 (14)	1,180	1,200
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.375%	12/1/16 (14)	3,545	3,716
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.500%	12/1/16 (3)(ETM)	11,295	12,660
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.375%	12/1/18 (14)	15,000	15,636
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.000%	12/1/24 (14)	6,000	6,278
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.500%	12/1/30 (14)	2,150	2,178
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.000%	12/1/32 (14)	12,000	12,402
Annville Cleona PA School Dist.	6.000%	3/1/28 (4)	1,500	1,661
Annville Cleona PA School Dist.	6.000%	3/1/31 (4)	2,475	2,708
Beaver County PA IDA PCR (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.290%	9/8/10 LOC	9,400	9,400
Beaver County PA IDA PCR (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.250%	9/1/10 LOC	5,400	5,400
Beaver County PA IDA PCR (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.280%	9/8/10 LOC	7,100	7,100
Beaver County PA IDA PCR (FirstEnergy) PUT	3.000%	4/2/12	7,000	7,081
Bensalem Township PA School Dist. GO	5.250%	6/15/24 (14)	3,700	4,145
Berks County PA GO	0.000%	11/15/13 (14)	7,250	6,957
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,083
Berks County PA GO	0.000%	11/15/15 (14)	6,250	5,651
Berks County PA Muni Auth. Hosp. Rev.
(Reading Hosp. & Medical Center)	5.700%	10/1/14 (14)	3,850	4,167
Berks County PA Muni Auth. Rev. (Reading
Hosp. & Medical Center)	5.500%	11/1/31	3,500	3,788
Berks County PA Muni Auth. Rev. (Reading
Hosp. & Medical Center)	5.750%	11/1/39	4,615	4,994
Bethlehem PA Area School Dist.	5.375%	3/15/12 (3)(Prere.)	7,500	8,083
Blair County PA Hosp. Auth. Rev. (Altoona
Hosp.)	5.500%	7/1/16 (2)	4,480	4,890
Blair County PA Hosp. Auth. Rev. (Altoona
Hosp.)	6.000%	11/15/39	13,500	13,857
Bristol Borough PA School Dist. GO	5.250%	9/1/15 (4)(Prere.)	3,635	4,349
Bucks County PA IDA (Pennswood Village
Project)	6.000%	10/1/12 (Prere.)	2,600	2,897
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (14)(Prere.)	1,550	1,667
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (14)(Prere.)	1,635	1,759
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (14)(Prere.)	1,725	1,856
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (14)(Prere.)	1,820	1,958
Catholic Health East Pennsylvania Health
Systems Rev.	5.375%	11/15/14 (Prere.)	3,000	3,521
Catholic Health East Pennsylvania Health
Systems Rev.	5.500%	11/15/14 (Prere.)	1,400	1,650
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	5,540	6,025
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	3,785	4,116
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	2,400	2,610
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	1,500	1,631
Central Bucks PA School Dist.	5.000%	5/15/24	11,750	13,324
Chambersburg PA Area School Dist. GO	5.250%	3/1/29 (14)	3,805	4,008
Chester County PA GO	5.000%	7/15/26	4,345	4,890
1 Chester County PA GO	5.000%	7/15/27	5,000	5,597

Chester County PA Health & Educ. Fac. Auth.
Rev. (Devereux Foundation)	5.000%	11/1/31	4,500	4,523
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System)	5.000%	5/15/31	2,720	2,848
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System)	5.000%	5/15/40	30,485	31,429
Chester County PA School Auth. Rev.	5.000%	4/1/23 (2)	2,670	2,858
Chester County PA School Auth. Rev.	5.000%	4/1/24 (2)	1,000	1,065
Chester County PA School Auth. Rev.	5.000%	4/1/26 (2)	1,575	1,659
Clarion County PA IDA Auth. Rev.	5.000%	7/1/32 (10)	4,980	4,689
Clarion County PA IDA Auth. Rev.	5.000%	7/1/37 (10)	6,360	5,808
Coatesville PA School Dist. GO	5.250%	8/15/14 (4)(Prere.)	6,645	7,813
Commonwealth Financing Auth. Pennsylvania
Rev.	5.250%	6/1/23 (14)	13,535	14,725
Cumberland County PA Muni. Auth. Rev.	7.250%	1/1/13 (Prere.)	7,360	8,518
Cumberland County PA Muni. Auth. Rev.	6.375%	1/1/39	2,000	2,095
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/27	2,700	2,586
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/36	6,750	6,179
Dallas PA School Dist. GO	5.000%	4/1/29 (11)	5,820	6,133
Danville PA Area School Dist. GO	5.000%	5/1/37 (4)	7,970	8,370
Dauphin County PA General Auth. Health
System Rev. (Pinnacle Health)	5.500%	8/15/28 (14)(ETM)	9,415	12,264
Dauphin County PA General Auth. Health
System Rev. (Pinnacle Health)	6.000%	6/1/36	15,000	16,029
Dauphin County PA General Auth. Hosp. Rev.
(West Pennsylvania Hosp.)	5.500%	7/1/13 (14)(ETM)	3,155	3,395
Delaware County PA Auth. Univ. Rev. (Villanova
Univ.)	5.000%	8/1/24 (14)	4,000	4,287
Delaware County PA Auth. Univ. Rev. (Villanova
Univ.)	5.000%	12/1/26	1,000	1,110
Delaware County PA Auth. Univ. Rev. (Villanova
Univ.)	5.000%	12/1/28	1,000	1,093
Delaware County PA Auth. Univ. Rev. (Villanova
Univ.)	5.250%	12/1/31	600	660
Delaware County PA GO	5.000%	10/1/13	2,900	3,295
Delaware County PA GO	5.000%	10/1/14	3,905	4,560
Delaware County PA GO	5.000%	10/1/16	3,240	3,891
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/31	10,000	8,591
Delaware County PA Hosp. Auth. Rev. (Crozer-
Chester Medical Center)	5.300%	12/1/27	8,905	8,204
Delaware County PA IDA PCR (PECO Energy
Co.)	4.000%	12/1/12	13,000	13,672
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.320%	9/8/10	3,000	3,000
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	11/1/11 (3)(Prere.)	2,405	2,551
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	11/1/11 (3)(Prere.)	2,685	2,848
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/19 (14)	1,645	1,874
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/19 (14)	4,835	5,831
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/20 (14)	1,735	1,976

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/20 (14)	5,105	6,160
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/21 (14)	1,825	2,079
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/22 (14)	1,920	2,177
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/23 (14)	2,020	2,177
Delaware River Port Auth. Pennsylvania & New
Jersey Rev.	5.700%	1/1/23 (4)	8,345	8,361
Delaware River Port Auth. Pennsylvania & New
Jersey Rev.	5.000%	1/1/35	10,000	10,478
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/20 (12)	5,060	5,576
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/21 (12)	3,000	3,281
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/22 (12)	3,455	3,750
East Stroudsburg PA Area School Dist. GO	5.000%	9/1/29 (4)	7,085	7,662
Erie County PA GO	5.000%	9/1/15 (3)(Prere.)	5,525	6,563
Erie County PA Hosp. Auth. Rev. (Hamot Health
Foundation)	5.000%	11/1/35 (11)	7,000	6,757
Erie PA School Dist. GO	0.000%	9/1/10 (4)	5,665	5,665
Erie PA School Dist. GO	0.000%	9/1/11 (4)	5,780	5,729
Erie PA School Dist. GO	0.000%	5/1/16 (14)(ETM)	3,175	2,858
Erie PA School Dist. GO	0.000%	9/1/18 (4)	830	654
Franklin County PA IDA Rev. (Chanmersburg
Hosp.)	5.375%	7/1/42	17,500	17,990
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)	5.125%	6/1/34	5,000	5,268
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)	5.250%	6/1/39	20,985	22,158
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.220%	9/1/10	2,600	2,600
Hazleton PA Area School Dist. GO	5.500%	3/1/11 (14)	3,740	3,830
Hazleton PA Area School Dist. GO	5.750%	3/1/12 (14)	1,420	1,525
Hazleton PA Area School Dist. GO	6.000%	3/1/16 (14)	18,245	20,504
Hazleton PA Area School Dist. GO	0.000%	3/1/17 (14)	4,425	3,593
Hazleton PA Area School Dist. GO	0.000%	3/1/22 (14)	5,265	3,326
Hempfield PA Area School Dist. (Westmoreland
County) GO	5.000%	9/15/15 (3)(Prere.)	5,030	5,979
Indiana County PA IDA PCR PUT	3.000%	6/3/13	5,000	5,062
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,100
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	4,035
Lake Lehman PA School Dist. GO	0.000%	4/1/14 (14)	1,290	1,209
Lake Lehman PA School Dist. GO	0.000%	4/1/15 (14)	1,295	1,168
Lake Lehman PA School Dist. GO	0.000%	4/1/16 (14)	1,310	1,133
Lake Lehman PA School Dist. GO	0.000%	4/1/17 (14)	1,315	1,084
Lake Lehman PA School Dist. GO	0.000%	4/1/18 (14)	1,000	790
Lancaster County PA GO	5.500%	11/1/16 (14)	1,025	1,099
Lancaster County PA GO	5.500%	11/1/17 (14)	1,060	1,138
Lancaster County PA GO	5.500%	11/1/18 (14)	1,120	1,206
Lancaster County PA GO	5.500%	11/1/19 (14)	1,175	1,265
Lancaster County PA Hosp. Auth. Health
System Rev. (Lancaster General Hosp.)
VRDO	0.290%	9/1/10 LOC	5,300	5,300
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.)	5.000%	3/15/26	9,205	9,746
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.)	5.000%	3/15/36	12,370	12,675

Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes Project) VRDO	0.250%	9/1/10 LOC	4,520	4,520
Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes Project) VRDO	0.250%	9/1/10 LOC	1,800	1,800
Lancaster County PA Hosp. Auth. Rev. (Willow
Valley Retirement Project)	5.875%	6/1/21	1,000	1,025
Lancaster County PA Hosp. Auth. Rev. (Willow
Valley Retirement Project)	5.875%	6/1/31	6,000	6,088
Lancaster PA Higher Educ. Auth. Rev. (Franklin
& Marshall College)	5.000%	4/15/22	1,135	1,240
Lancaster PA Higher Educ. Auth. Rev. (Franklin
& Marshall College)	5.000%	4/15/27	2,775	2,948
Lancaster PA Higher Educ. Auth. Rev. (Franklin
& Marshall College)	5.000%	4/15/37	4,000	4,162
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21	1,635	1,666
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31	2,165	2,182
Lebanon County PA Health Fac. Auth. Rev.
(Good Samaritan)	6.000%	11/15/35	10,500	9,706
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	936
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network)	7.000%	7/1/16 (14)	3,910	4,552
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network)	5.000%	7/1/35 (4)	10,000	10,360
Lower Merion PA School Dist. GO	5.000%	9/1/28	7,845	8,766
Lower Merion PA School Dist. GO	5.000%	9/1/30	8,670	9,585
Lower Merion PA School Dist. GO	5.000%	9/1/32	5,000	5,469
Luzerne County PA GO	0.000%	11/15/12 (14)(Prere.)	2,360	1,845
Luzerne County PA GO	0.000%	11/15/12 (14)(Prere.)	2,390	1,754
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	6,376
Luzerne County PA IDA (Amern Water
Company)	5.500%	12/1/39	10,000	10,571
Lycoming County PA Auth. College Rev. (PA
College of Technology)	5.250%	10/1/27 (12)	5,395	5,899
Lycoming County PA Auth. College Rev. (PA
College of Technology)	5.500%	10/1/37 (12)	6,650	7,117
McKeesport PA Area School Dist. GO	0.000%	10/1/10 (14)	1,840	1,839
McKeesport PA Area School Dist. GO	0.000%	10/1/11 (14)	1,835	1,817
McKeesport PA Area School Dist. GO	0.000%	10/1/14 (14)	2,040	1,903
McKeesport PA Area School Dist. GO	0.000%	10/1/15 (14)	2,040	1,830
McKeesport PA Area School Dist. GO	0.000%	10/1/16 (14)	4,655	4,000
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)(ETM)	425	349
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)	2,650	2,050
Monroe County PA Hosp. Auth. Rev. (Pocono
Medical Center)	5.000%	1/1/27	2,000	2,026
Monroe County PA Hosp. Auth. Rev. (Pocono
Medical Center)	5.125%	1/1/37	3,000	3,015
Monroe County PA Hosp. Auth. Rev. (Pocono
Medical Center)	5.250%	1/1/43	6,450	6,494
Montgomery County PA GO	5.000%	10/15/28	13,235	14,666
Montgomery County PA GO	5.000%	10/15/31	6,450	7,034
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/25	5,000	5,246
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Abington Memorial Hosp.)	5.125%	6/1/33	13,545	13,875
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,560

Montgomery County PA Higher Educ. & Health
Auth. Rev. (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,991
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/36	17,500	15,885
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25 (14)	6,500	6,971
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/26 (14)	3,550	3,785
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/27 (14)	3,300	3,500
Montgomery County PA IDA Rev. (New
Regional Medical)	5.250%	8/1/33	7,000	7,401
Montgomery County PA IDA Rev. (New
Regional Medical)	5.375%	8/1/38	10,000	10,570
Moon Area School Dist. PA GO	5.000%	11/15/28 (4)	5,000	5,525
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (14)(Prere.)	9,280	10,308
Mount Lebanon PA School Dist. GO	5.000%	2/15/34	5,500	5,940
North Pocono PA School Dist. GO	5.000%	3/15/26 (14)	4,035	4,266
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.)	5.000%	11/15/39	2,595	2,764
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.375%	8/15/28	6,675	6,917
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	2,500	2,565
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	5,000	5,106
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,623
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31 (4)	8,000	8,522
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35 (4)	5,000	5,268
Parkland PA School Dist. GO	5.375%	9/1/15 (14)	3,050	3,644
Parkland PA School Dist. GO	5.375%	9/1/16 (14)	2,000	2,422
Pennsbury PA School Dist. GO	5.250%	8/1/24 (4)	9,135	10,296
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Allegheny Energy Supply Company)	7.000%	7/15/39	7,000	8,004
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (American Water Company Project)	6.200%	4/1/39	5,000	5,532
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Aqua Pennsylvania Inc.)	5.000%	10/1/39	5,500	5,799
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Aqua Pennsylvania Inc.)	4.750%	11/15/40	2,500	2,590
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Aqua Pennsylvania Inc.)	5.000%	11/15/40	8,975	9,462
2 Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PPL Energy Supply) PUT	3.000%	9/1/15	8,500	8,551
2 Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PPL Energy Supply) PUT	3.000%	9/1/15	5,570	5,604
2 Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PPL Energy Supply) PUT	3.000%	9/1/15	4,500	4,527
Pennsylvania GO	5.000%	8/1/13	12,480	14,108
Pennsylvania GO	5.000%	9/1/13	1,200	1,361
Pennsylvania GO	5.500%	2/1/14 (14)	2,000	2,327
Pennsylvania GO	5.000%	2/15/14	4,930	5,658
Pennsylvania GO	5.000%	9/1/14 (4)	33,050	38,541
Pennsylvania GO	5.250%	7/1/15	25,000	29,870
Pennsylvania GO	5.000%	2/15/16	24,420	29,047
Pennsylvania GO	5.000%	3/15/16	11,855	14,124
Pennsylvania GO	5.000%	4/15/16	18,690	22,302
Pennsylvania GO	5.375%	7/1/16 (14)	3,025	3,687
Pennsylvania GO	5.000%	8/1/16	5,000	5,998
Pennsylvania GO	5.000%	5/1/17	30,000	36,307
Pennsylvania GO	5.000%	7/1/17	20,155	24,414

Pennsylvania GO	5.000%	8/1/17	10,000	12,129
Pennsylvania GO	5.000%	11/1/17	2,000	2,435
Pennsylvania GO	5.000%	11/1/17 (Prere.)	3,500	4,283
Pennsylvania GO	5.000%	2/15/18	12,745	15,503
Pennsylvania GO	5.000%	5/1/18	30,000	36,670
Pennsylvania GO	5.000%	5/1/19	18,520	22,783
Pennsylvania GO	5.000%	7/1/19	52,695	64,788
Pennsylvania GO	5.375%	7/1/19 (14)	2,915	3,672
Pennsylvania GO	5.000%	7/1/20	2,500	3,081
Pennsylvania GO	5.375%	7/1/21	16,000	20,490
Pennsylvania GO	5.000%	1/1/22	18,055	20,723
Pennsylvania GO	5.000%	8/1/22	33,825	38,975
3 Pennsylvania GO TOB VRDO	0.300%	9/8/10	3,000	3,000
Pennsylvania Higher Educ. Assistance Agency
Rev.	6.125%	12/15/10 (14)(Prere.)	2,000	2,027
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/30	1,595	1,749
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/31	1,670	1,821
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/34	5,535	5,963
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	11/1/37 (12)	5,745	6,051
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/39	1,270	1,356
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	12,228
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.000%	12/1/37 (2)	14,170	14,795
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/32 (14)	4,950	5,143
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/37 (14)	9,600	10,034
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of Pennsylvania
Student Housing)	0.807%	7/1/17 (10)	5,690	5,031
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of Pennsylvania
Student Housing)	5.125%	7/1/39 (10)	10,000	9,807
Pennsylvania Higher Educ. Fac. Auth. Rev. (La
Salle Univ.)	5.250%	5/1/27	3,000	3,131
Pennsylvania Higher Educ. Fac. Auth. Rev. (La
Salle Univ.)	5.000%	5/1/37	3,250	3,203
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.125%	6/1/25	3,500	3,523
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.000%	11/1/25 (12)	2,285	2,544
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.000%	11/1/27 (12)	1,800	1,970
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.250%	6/1/32	6,350	6,356
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Pittsburgh Medical Center)	5.000%	5/15/18	1,375	1,592
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/31 (10)	10,460	10,273
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/37 (10)	3,500	3,360
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/39 (10)	10,000	9,551
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/23 (14)	12,200	13,472
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/24 (14)	12,680	13,927

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.375%	1/1/13 (Prere.)	4,435	4,909
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.000%	9/1/39 (2)	9,000	9,253
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.000%	3/1/40	1,000	1,056
3 Pennsylvania Higher Educ. Fac. Auth. Rev.
(Trustees of the Univ. of Pennsylvania) TOB
VRDO	0.300%	9/8/10	8,240	8,240
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Scranton)	5.000%	11/1/28 (10)	4,080	4,278
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/20	2,360	2,434
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/26	1,200	1,223
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.400%	7/15/36	3,000	3,025
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/39	3,000	2,950
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11 LOC	9,025	9,180
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/33	25,000	26,428
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage)	4.800%	4/1/28	8,000	8,250
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12 (2)(Prere.)	575	634
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17 (2)	7,000	7,496
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18 (2)	7,630	8,142
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19 (2)	10,040	10,675
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20 (2)	4,495	4,763
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21 (2)	8,130	8,596
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23	20,000	22,866
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/20	6,000	7,268
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/21	2,000	2,394
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/22	3,230	3,829
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,534
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	18,305	18,838
3 Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia) TOB
VRDO	0.400%	9/8/10 (4)	12,920	12,920
Pennsylvania State Turnpike Comm. Rev.	5.000%	12/1/38	7,500	8,021
Pennsylvania State Univ. Rev.	5.250%	8/15/12	5,980	6,549
Pennsylvania State Univ. Rev.	5.000%	3/1/22	1,250	1,487
Pennsylvania State Univ. Rev.	5.000%	3/1/23	2,020	2,384
Pennsylvania State Univ. Rev.	5.000%	9/1/24	10,625	11,953
Pennsylvania State Univ. Rev.	5.000%	9/1/24	3,000	3,448
Pennsylvania State Univ. Rev.	5.250%	8/15/25	5,360	6,782
Pennsylvania State Univ. Rev.	5.000%	3/1/26	3,300	3,800
Pennsylvania State Univ. Rev.	5.000%	3/1/28	1,000	1,135
Pennsylvania State Univ. Rev.	5.000%	9/1/29	7,625	8,365
Pennsylvania State Univ. Rev.	5.000%	9/1/29	2,500	2,795
Pennsylvania State Univ. Rev.	5.000%	9/1/34	6,325	6,835

Pennsylvania State Univ. Rev.	5.000%	3/1/40	15,000	16,374
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/13 (14)(Prere.)	6,000	6,850
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/26 (2)	4,000	4,251
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/27 (2)	3,000	3,169
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,505	1,588
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	2,500	2,637
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,000	1,055
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/12 (12)	2,015	2,093
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12 (14)	9,000	9,402
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/13 (12)	2,500	2,643
Pennsylvania Turnpike Comm. Rev.	4.000%	6/1/14 (12)	1,565	1,721
Pennsylvania Turnpike Comm. Rev.	5.000%	12/1/20	11,375	13,359
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27 (4)	4,000	4,723
Pennsylvania Turnpike Comm. Rev.	5.375%	6/1/28	12,785	14,008
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/28 (4)	9,375	11,032
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31 (2)	17,610	19,215
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32 (2)	16,000	16,909
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33	17,920	19,274
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36	12,435	13,064
Pennsylvania Turnpike Comm. Rev.	6.250%	6/1/38 (12)	19,595	23,347
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/39 (12)	20,000	21,040
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/39	49,205	51,956
Pennsylvania Turnpike Comm. Rev.	5.750%	6/1/39	22,000	24,440
Pennsylvania Turnpike Comm. Rev.	5.300%	12/1/41	12,000	12,728
Philadelphia PA Airport Parking Auth.	5.000%	9/1/13	3,260	3,601
Philadelphia PA Airport Parking Auth.	5.125%	2/15/24 (2)	1,045	1,046
Philadelphia PA Airport Parking Auth.	5.250%	9/1/24	4,025	4,443
Philadelphia PA Airport Parking Auth.	5.125%	9/1/29	5,975	6,273
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	3,965	3,980
Philadelphia PA Gas Works Rev.	5.375%	7/1/12 (4)	4,000	4,015
Philadelphia PA Gas Works Rev.	5.375%	7/1/14 (4)	4,310	4,325
Philadelphia PA Gas Works Rev.	5.375%	7/1/16 (4)	13,280	15,489
Philadelphia PA Gas Works Rev.	5.000%	8/1/16	3,000	3,361
Philadelphia PA Gas Works Rev.	5.250%	8/1/17	2,000	2,270
Philadelphia PA Gas Works Rev.	5.375%	7/1/18 (4)	11,555	13,634
Philadelphia PA Gas Works Rev.	5.000%	10/1/37 (2)	3,000	2,987
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,469
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,661
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,288
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,480
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,545
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	4,022
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.250%	9/1/10	1,900	1,900
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.250%	9/1/10	9,100	9,100
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.250%	9/1/10	6,790	6,790
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.250%	9/1/10	4,700	4,700

Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.250%	9/1/10	7,300	7,300
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Temple University Health System)	5.500%	7/1/30	5,000	4,728
Philadelphia PA IDA Rev. (Philadelphia Airport
System)	5.250%	6/15/15 (14)	5,695	5,712
Philadelphia PA IDA Rev. VRDO	0.260%	9/8/10 LOC	5,300	5,300
Philadelphia PA Muni. Auth. Rev.	6.500%	4/1/34	3,250	3,584
Philadelphia PA Muni. Auth. Rev.	6.500%	4/1/39	9,500	10,420
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15 (14)	3,000	3,213
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17 (14)	2,255	2,393
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19 (14)	2,815	2,967
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20 (14)	2,000	2,102
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22 (14)	5,275	5,521
Philadelphia PA School Dist. GO	5.250%	2/1/12 (4)	1,000	1,066
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,932
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,684
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,147
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,147
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,073
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,655
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,101
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,154
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,604
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,101
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	3,500	3,852
Philadelphia PA School Dist. GO	5.000%	6/1/26 (14)	5,000	5,574
Philadelphia PA School Dist. GO	6.000%	9/1/38	20,000	22,053
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	17,685	18,493
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11 (14)	3,750	3,927
Philadelphia PA Water & Waste Water Rev.	5.000%	6/15/16	10,000	11,586
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16 (14)	5,040	5,460
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17 (14)	5,460	5,933
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18 (14)(ETM)	925	1,127
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19 (14)	4,155	4,493
Philadelphia PA Water & Waste Water Rev.	5.250%	1/1/32	5,000	5,380
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/35 (4)	7,000	7,398
Philadelphia PA Water & Waste Water Rev.	5.250%	1/1/36	6,000	6,387
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/40 (4)	7,000	7,369
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	5,330	5,738
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	2,015	2,169
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	5,929
Pittsburgh PA GO	5.500%	9/1/14 (2)	8,415	9,004
Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,216
Pittsburgh PA School Dist. GO	5.375%	9/1/14 (4)	1,755	2,055
Pittsburgh PA School Dist. GO	5.500%	9/1/16 (4)	4,000	4,852
Pittsburgh PA School Dist. GO	5.500%	9/1/18 (4)	2,880	3,567
Pittsburgh PA Water & Sewer Auth. Rev.	5.125%	6/1/12 (2)(Prere.)	3,000	3,250
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	12,170	13,650
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27 (3)(ETM)	1,935	947
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27 (14)	10,830	4,555
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28 (3)(ETM)	1,365	629
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29 (3)(ETM)	4,725	2,063
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29 (14)	20,000	7,321
Pocono Mountain PA School Dist. GO	5.000%	9/1/31 (4)	9,000	9,526
Radnor Township PA School Dist.	5.000%	8/15/15 (Prere.)	835	991
Radnor Township PA School Dist.	5.000%	2/15/35 (4)	1,665	1,736

Reading PA School Dist. GO	0.000%	1/15/15 (14)	9,260	7,502
Reading PA School Dist. GO	0.000%	1/15/16 (14)	9,270	7,085
Reading PA School Dist. GO	5.000%	1/15/29 (4)	6,120	6,529
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	5.750%	12/1/11 (Prere.)	2,225	2,398
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11 (Prere.)	1,480	1,604
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11 (Prere.)	1,425	1,544
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11 (Prere.)	1,515	1,642
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11 (Prere.)	2,390	2,590
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11 (Prere.)	1,850	2,005
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/13	520	551
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/14	500	528
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/15	530	557
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/16	835	874
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/17	1,725	1,802
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/18	650	677
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	5.750%	12/1/21	775	799
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	5.875%	12/1/31	2,840	2,904
Scranton PA School Dist. GO	5.250%	6/15/27 (10)	2,750	2,975
Scranton PA School Dist. GO	5.250%	6/15/31 (10)	2,375	2,523
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Univ. of Scranton)	5.000%	11/1/32 (10)	3,850	3,988
Shamokin-Coal Township PA	5.000%	7/1/30 (4)	5,700	6,027
Shamokin-Coal Township PA	5.000%	7/1/36 (4)	6,500	6,749
Snyder County PA Higher Educ. Auth. Univ.
Rev. (Susquehanna Univ. Project)	5.000%	1/1/30 (11)	5,000	5,184
Somerset PA Area School Dist. GO	5.000%	3/15/25 (4)	7,090	7,820
South Fork PA Hosp. Auth. Rev. (Conemaugh
Valley Hosp.)	5.750%	7/1/18 (6)	7,000	7,426
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health)	6.000%	6/1/25	20,000	22,972
Southeastern Pennsylvania Transp. Auth. Rev.
VRDO	0.260%	9/8/10 LOC	21,100	21,100
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.)	5.250%	6/1/13 (4)(Prere.)	9,280	10,473
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/30	21,000	22,832
Uniontown PA Area School Dist. GO	5.500%	10/1/12 (4)(Prere.)	9,950	10,995
Unionville Chadds Ford PA School Dist.	5.000%	6/1/32	6,440	7,000
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.500%	9/15/24	3,000	3,623
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.250%	9/15/29	14,000	16,118

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.250%	9/15/34	10,100	11,277
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,554
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,695
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)(ETM)	330	343
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)	1,510	1,564
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/12 (2)	1,935	2,019
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/13 (2)	2,035	2,156
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/14 (2)	1,640	1,766
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/15 (2)	2,250	2,443
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/16 (2)	2,375	2,603
West Chester PA Area School Dist. GO	5.000%	5/15/28 (14)	7,480	8,094
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,650	2,841
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,000	2,144
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,020	1,066
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,080	1,129
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17 (4)	935	972
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18 (4)	980	1,020
Westmoreland County PA IDA Rev. (Excela
Project)	5.125%	7/1/30	1,200	1,225
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/15 (4)(Prere.)	3,490	4,172
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17 (14)(ETM)	6,890	8,160
Westmoreland County PA Muni. Auth. Service
Water Rev.	0.000%	8/15/15 (3)	5,000	4,393
Westmoreland County PA Muni. Auth. Service
Water Rev.	0.000%	8/15/23 (14)	5,000	2,955
Westmoreland County PA Muni. Auth. Service
Water Rev.	0.000%	8/15/24 (14)	4,000	2,157
Wilkes-Barre PA Finance Auth. Rev. (Wilkes
Univ. Project)	5.000%	3/1/27	2,200	2,216
Wilkes-Barre PA Finance Auth. Rev. (Wilkes
Univ. Project)	5.000%	3/1/37	3,000	2,923
Wyoming PA Area School Dist.	5.000%	9/1/26 (14)	2,000	2,143
Wyoming PA Area School Dist.	5.000%	9/1/29 (14)	5,125	5,409
York County PA	5.000%	6/1/33 (14)	6,000	6,299
York County PA Solid Waste & Refuse Auth.
Rev.	5.500%	12/1/13 (14)	6,750	7,723
York County PA Solid Waste & Refuse Auth.
Rev.	5.500%	12/1/14 (14)	4,050	4,753
				3,041,346
Puerto Rico (2.1%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20	5,300	6,185
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (14)	5,000	5,747
Puerto Rico GO	5.500%	7/1/18 (14)	5,000	5,656
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (14)	16,000	18,120
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	10,000	11,332

Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/30 (3)	14,905	4,593
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/31 (3)	28,695	8,102
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.750%	7/1/22 (ETM)	10	13
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.750%	7/1/22	4,990	5,623
				65,371
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12	2,000	2,128
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,750	1,857
				3,985
Total Tax-Exempt Municipal Bonds (Cost $2,957,140)				3,110,702
Other Assets and Liabilities-Net (1.0%)				32,823
Net Assets (100%)				3,143,525

1 Securities with a value of $1,679,000 have been segregated as initial margin for open futures contracts.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2010.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $24,160,000, representing 0.8% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Pennsylvania Long-Term Tax-Exempt Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	-	3,110,702	-
Futures Contracts—Assets[1]	39	-	-

Pennsylvania Long-Term Tax-Exempt Fund
Futures Contracts—Liabilities[1]	(2)	-	-
Total	37	3,110,702	-
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2010	347	76,042	105
10-Year U.S. Treasury Note	December 2010	(92)	(11,558)	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2010, the cost of investment securities for tax purposes was $2,961,694,000. Net unrealized appreciation of investment securities for tax purposes was $149,008,000, consisting of unrealized gains of $163,259,000 on securities that had risen in value since their purchase and $14,251,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.